Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Contrafund
Entity Central Index Key	0000024238
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Series Opportunistic Insights Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Opportunistic Insights Fund
Class Name	Fidelity® Series Opportunistic Insights Fund
Trading Symbol	FVWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,875,480,742
Holdings Count | shares	354
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,875,480,742
Number of Holdings	354
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Communication Services 19.8 Financials 13.8 Health Care 12.4 Consumer Discretionary 10.5 Industrials 8.8 Energy 1.8 Consumer Staples 1.7 Materials 1.5 Utilities 0.5 Common Stocks 97.7 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 94.5 Canada 2.3 Netherlands 0.5 Korea (South) 0.3 Italy 0.3 Switzerland 0.3 Taiwan 0.3 Japan 0.2 United Kingdom 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 12.1 NVIDIA Corp 10.0 Microsoft Corp 5.8 Berkshire Hathaway Inc Class A 5.7 Amazon.com Inc 5.3 Eli Lilly & Co 3.3 Apple Inc 2.8 Regeneron Pharmaceuticals Inc 2.6 Vertex Pharmaceuticals Inc 2.6 Netflix Inc 2.4 52.6
Fidelity Advisor New Insights Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class A
Trading Symbol	FNIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.91%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Net Assets	$ 21,213,878,625
Holdings Count | shares	435
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Communication Services 20.0 Financials 12.8 Health Care 10.8 Consumer Discretionary 10.8 Industrials 9.3 Energy 2.5 Materials 2.2 Consumer Staples 1.4 Utilities 1.1 Real Estate 0.0 Common Stocks 97.5 Preferred Stocks 1.9 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Canada 2.4 Netherlands 0.7 Taiwan 0.6 United Kingdom 0.6 Korea (South) 0.5 Italy 0.5 China 0.4 India 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.8 NVIDIA Corp 9.3 Microsoft Corp 7.8 Alphabet Inc Class A 6.3 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class A 4.7 Eli Lilly & Co 3.3 Apple Inc 2.6 Netflix Inc 2.0 Regeneron Pharmaceuticals 1.9 54.1
Fidelity Advisor New Insights Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class Z
Trading Symbol	FZANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.54%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%
Net Assets	$ 21,213,878,625
Holdings Count | shares	435
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Communication Services 20.0 Financials 12.8 Health Care 10.8 Consumer Discretionary 10.8 Industrials 9.3 Energy 2.5 Materials 2.2 Consumer Staples 1.4 Utilities 1.1 Real Estate 0.0 Common Stocks 97.5 Preferred Stocks 1.9 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Canada 2.4 Netherlands 0.7 Taiwan 0.6 United Kingdom 0.6 Korea (South) 0.5 Italy 0.5 China 0.4 India 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.8 NVIDIA Corp 9.3 Microsoft Corp 7.8 Alphabet Inc Class A 6.3 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class A 4.7 Eli Lilly & Co 3.3 Apple Inc 2.6 Netflix Inc 2.0 Regeneron Pharmaceuticals 1.9 54.1
Fidelity Contrafund K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund® K6
Class Name	Fidelity® Contrafund® K6
Trading Symbol	FLCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 35,374,886,492
Holdings Count | shares	371
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$35,374,886,492
Number of Holdings	371
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Communication Services 20.3 Financials 14.5 Health Care 11.6 Consumer Discretionary 10.2 Industrials 6.4 Energy 2.4 Consumer Staples 2.1 Materials 1.9 Utilities 0.5 Common Stocks 97.0 Preferred Stocks 0.8 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.8 Canada 2.3 Korea (South) 0.3 Switzerland 0.3 Netherlands 0.3 Taiwan 0.3 United Kingdom 0.2 Brazil 0.2 Japan 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 12.9 NVIDIA Corp 9.0 Berkshire Hathaway Inc Class A 6.9 Microsoft Corp 6.7 Amazon.com Inc 5.5 Eli Lilly & Co 3.6 Apple Inc 3.5 Alphabet Inc Class A 2.7 Alphabet Inc Class C 2.2 Regeneron Pharmaceuticals Inc 2.1 55.1
Fidelity Contrafund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund® Class K
Trading Symbol	FCNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 143,273,299,484
Holdings Count | shares	375
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$143,273,299,484
Number of Holdings	375
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Communication Services 21.9 Financials 15.5 Health Care 11.0 Consumer Discretionary 11.0 Industrials 6.5 Energy 2.0 Consumer Staples 1.9 Materials 1.7 Utilities 0.5 Common Stocks 97.6 Preferred Stocks 1.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 Canada 2.1 Switzerland 0.4 Korea (South) 0.3 Netherlands 0.3 Taiwan 0.3 United Kingdom 0.2 Brazil 0.2 Japan 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 14.6 NVIDIA Corp 8.7 Berkshire Hathaway Inc Class A 8.0 Microsoft Corp 6.8 Amazon.com Inc 6.5 Eli Lilly & Co 3.3 Apple Inc 3.2 Alphabet Inc Class A 2.6 Alphabet Inc Class C 2.2 Regeneron Pharmaceuticals Inc 2.0 57.9
Fidelity Contrafund
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund®
Trading Symbol	FCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 36	0.64%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.64%
Net Assets	$ 143,273,299,484
Holdings Count | shares	375
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$143,273,299,484
Number of Holdings	375
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Communication Services 21.9 Financials 15.5 Health Care 11.0 Consumer Discretionary 11.0 Industrials 6.5 Energy 2.0 Consumer Staples 1.9 Materials 1.7 Utilities 0.5 Common Stocks 97.6 Preferred Stocks 1.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 Canada 2.1 Switzerland 0.4 Korea (South) 0.3 Netherlands 0.3 Taiwan 0.3 United Kingdom 0.2 Brazil 0.2 Japan 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 14.6 NVIDIA Corp 8.7 Berkshire Hathaway Inc Class A 8.0 Microsoft Corp 6.8 Amazon.com Inc 6.5 Eli Lilly & Co 3.3 Apple Inc 3.2 Alphabet Inc Class A 2.6 Alphabet Inc Class C 2.2 Regeneron Pharmaceuticals Inc 2.0 57.9
Fidelity Advisor New Insights Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class I
Trading Symbol	FINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.65%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Net Assets	$ 21,213,878,625
Holdings Count | shares	435
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Communication Services 20.0 Financials 12.8 Health Care 10.8 Consumer Discretionary 10.8 Industrials 9.3 Energy 2.5 Materials 2.2 Consumer Staples 1.4 Utilities 1.1 Real Estate 0.0 Common Stocks 97.5 Preferred Stocks 1.9 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Canada 2.4 Netherlands 0.7 Taiwan 0.6 United Kingdom 0.6 Korea (South) 0.5 Italy 0.5 China 0.4 India 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.8 NVIDIA Corp 9.3 Microsoft Corp 7.8 Alphabet Inc Class A 6.3 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class A 4.7 Eli Lilly & Co 3.3 Apple Inc 2.6 Netflix Inc 2.0 Regeneron Pharmaceuticals 1.9 54.1
Fidelity Advisor New Insights Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class C
Trading Symbol	FNICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.66%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.66%
Net Assets	$ 21,213,878,625
Holdings Count | shares	435
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Communication Services 20.0 Financials 12.8 Health Care 10.8 Consumer Discretionary 10.8 Industrials 9.3 Energy 2.5 Materials 2.2 Consumer Staples 1.4 Utilities 1.1 Real Estate 0.0 Common Stocks 97.5 Preferred Stocks 1.9 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Canada 2.4 Netherlands 0.7 Taiwan 0.6 United Kingdom 0.6 Korea (South) 0.5 Italy 0.5 China 0.4 India 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.8 NVIDIA Corp 9.3 Microsoft Corp 7.8 Alphabet Inc Class A 6.3 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class A 4.7 Eli Lilly & Co 3.3 Apple Inc 2.6 Netflix Inc 2.0 Regeneron Pharmaceuticals 1.9 54.1
Fidelity Advisor New Insights Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class M
Trading Symbol	FNITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.16%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.16%
Net Assets	$ 21,213,878,625
Holdings Count | shares	435
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Communication Services 20.0 Financials 12.8 Health Care 10.8 Consumer Discretionary 10.8 Industrials 9.3 Energy 2.5 Materials 2.2 Consumer Staples 1.4 Utilities 1.1 Real Estate 0.0 Common Stocks 97.5 Preferred Stocks 1.9 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Canada 2.4 Netherlands 0.7 Taiwan 0.6 United Kingdom 0.6 Korea (South) 0.5 Italy 0.5 China 0.4 India 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 10.8 NVIDIA Corp 9.3 Microsoft Corp 7.8 Alphabet Inc Class A 6.3 Amazon.com Inc 5.4 Berkshire Hathaway Inc Class A 4.7 Eli Lilly & Co 3.3 Apple Inc 2.6 Netflix Inc 2.0 Regeneron Pharmaceuticals 1.9 54.1